Long-Term Debt, net - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Amortized Cost - Current Portion	$ (7,056)	$ (6,500)
Amortized Cost - Long-Term Portion	62,449	45,759
Principal - Current Portion	82	0
Principal - Long-Term Portion	2,718	0
Principal [Member]
Disclosure of detailed information about borrowings [line items]
Principal	69,925	52,620
Principal - Current Portion	(6,771)	(6,258)
Principal - Long-Term Portion	63,154	46,362
Principal [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Principal - Financial liabilites	2,800
Principal - Current Portion	(82)
Principal - Long-Term Portion	2,718
Deferred Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Deferred finance costs	(861)	(624)
Deferred Finance Costs - Current Portion	279	227
Deferred Finance Costs - Long Term Portion	(582)	(397)
Deferred Finance Costs [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Deferred finance costs	0
Deferred Finance Costs - Current Portion	0
Deferred Finance Costs - Long Term Portion	0
Modification Of Loan [Member]
Disclosure of detailed information about borrowings [line items]
Modification of loan	(266)	(358)
Modification of Loan - Current Portion	143	152
Modification of Loan - Long-Term Portion	(123)	(206)
Modification Of Loan [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Modification of loan	0
Modification of Loan - Current Portion	0
Modification of Loan - Long-Term Portion	0
Accrued Interest [Member]
Disclosure of detailed information about borrowings [line items]
Accrued interest	707	621
Accrued Interest - Current Portion	(707)	(621)
Accrued Interest - Long-Term Portion	0	0
Accrued Interest [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Accrued interest	0
Accrued Interest - Current Portion	0
Accrued Interest - Long-Term Portion	0
Amortized Cost [Member]
Disclosure of detailed information about borrowings [line items]
Amortized cost	69,505	52,259
Amortized Cost - Current Portion	(7,056)	(6,500)
Amortized Cost - Long-Term Portion	62,449	$ 45,759
Amortized Cost [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about borrowings [line items]
Amortized cost - Financial liabilites	2,800
Amortized Cost - Current Portion	(82)
Amortized Cost - Long-Term Portion	2,718
Devocean Maritime L T D Serena Maritime Limited Salaminia Maritime Limited Talisman Maritime Limited Argo Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Principal	46,925
Deferred finance costs	(491)
Modification of loan	(266)
Accrued interest	551
Amortized cost	46,719
Calypso Shipholding S.A. [member]
Disclosure of detailed information about borrowings [line items]
Principal	23,000
Deferred finance costs	(370)
Modification of loan	0
Accrued interest	156
Amortized cost	22,786
Daxos Maritime Limited [member]
Disclosure of detailed information about borrowings [line items]
Deferred finance costs	0
Modification of loan	0
Accrued interest	0
Principal - Financial liabilites	2,800
Amortized cost - Financial liabilites	$ 2,800